ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	2 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

A summary of the Company's accounts payable and accrued liabilities is as follows:

	March 31, 2024	January 31, 2024
	$	$
Accounts payable	1,456,637	1,188,133
Accrued liabilities	524,058	415,323
EFF settlement accrual (Note 20)	612,500	612,500
	2,593,195	2,215,956